Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39704
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	321
Local Phone Number	751-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false